Employee Benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Employee benefits
15.	Employee benefits

Mexican entities

a.	Collective bargaining agreements - During 2022, approximately 42% (42% on 2021) of the employees in the Company’s Mexican operations are covered by collective bargaining agreements. The Mexican collective contracts expire in periods greater than one year.

b.	Seniority premium benefits - In accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. Such benefits consist of a one-time payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit. These obligations are calculated by independent actuaries using the projected unit credit method.

c.	Severance benefits - Further, in accordance with the Mexican labor laws, the Company also provides statutorily mandated severance benefits to its employees terminated under certain circumstances. Such benefits consist of a one-time payment of three months’ wages plus 20 days’ wages for each year of service, payable upon involuntary termination without just cause. Severance benefits payments are recorded directly in the consolidated statement of comprehensive income (loss) at the time they are paid, unless they are related to restructuring expenses, which are recorded when there is a present obligation from past events.

d.	Employee profit sharing (EPS) - The Mexican Constitution and the Labor Law grant employees the right to receive a 10% share of the employers’ profits. Employees Profit Sharing is computed in similar terms to the taxable profit for income tax, excluding mainly the employee’s profit sharing paid this year and the amortization of tax losses and decreasing the non-deductible part of the social security for purposes of income tax. For the years 2022 and 2021, EPS amounted to $ 7,200 and $ 0, respectively. EPS is recorded in the results of operations for the year in which it is incurred.

e.	Governmental defined contribution plans - Under Mexican legislation, the Company must make payments equivalent to 2% of its workers’ daily integrated salary (ceiling) to a defined contribution plan that is part of the retirement savings system. The expense in 2022, 2021 and 2020 was $24,118, and $17,110 and $12,098, respectively.

Main actuarial hypothesis used in the actuarial computations are:

	2022	2021	2020

Discount rate	9.10%	7.55%	7.00%
Wage increase rate	5.00%	5.00%	4.50%
Rate of salary increase	4.50%	4.50%	4.50%

Employee benefits liability as of December 31, 2022, 2021 and 2020 are comprised as follows:

	Retirement benefits	Termination benefits	2022	2021	2020

Vested benefits Obligation (OBA)	$-	$-	$-	$3,390	$47,159
Plus, Non-Vested Benefits Obligation	74,007	95,368	169,375	159,453	115,077
Defined Benefits Obligation	74,007	95,368	169,375	162,843	162,236

Projected Net Liability	$74,007	$95,368	$169,375	$162,843	$162,236

Net cost for the period booked in profit and loss is comprised as follows:

	Retirement benefits	Termination benefits	2022	2021	2020

Service cost	4,933	$6,065	$10,998	$9,299	$6,736
Net interest	6,573	5,528	12,101	11,121	9,306
Labor cost of past services	(11,136)	(108)	(11,244)	1,806	5,240
Net Cost for the period	$370	$11,485	$11,855	$22,226	$21,282

The DBO amount recorded in the balance sheet as of December 31, 2022 and 2021 are $ 169,375, and $ 162,843, respectively.

	2022	2021

Defined benefit obligations (DBO) changes in present	$162,843	$162,236
Value
DBO present value at January 1st	162,843	162,236
Past services labor cost	(11,244)	1,806
Current service labor cost	10,998	9,299
Interest expense	12,101	11,121
Paid benefits	(9,229)
Actuarial gains and losses in obligations	$3,906	$(21,619)
DBO present value at December 31st	$169,375	$162,843

Initial PNL	$162,843	$162,236
Net cost for the period	11,855	22,226
Paid benefits	(9,229)
Previous years effect on profit and loss	3,906	(21,619)
Final PNL	$169,375	$162,843
Defined benefits obligations (DBO)	$169,375	$162,843

Foreign entities (Republic)

Republic is the only subsidiary of the Company which offers other benefits and pension plans to their employees. Such benefit plans to employees are described below:

a.	Collective Bargaining Agreements

As of December 31, 2022, 2021 and 2020 70%, 76% and 70%, respectively of Republic employees are covered by a collective bargaining agreement (labor agreement) with the United Steelworkers (“USW”). The agreement initially expired on August 15, 2016, was extended for three years through August 15, 2019, and further extended through August 15, 2022. The extended agreement renews all the provisions, understandings and agreements set forth in the January 1, 2012 Basic Labor Agreement. The base rates of pay determined under the extended agreement will remain unchanged from those ruling under the expired agreement as of August 16, 2016. The extended agreement provides that Company’s quarterly contributions to fund the Republic Retirement VEBA Benefit Trust (the “Benefit Trust”) be reduced from $2.6 million to $0.25 million beginning in August 15, 2016 through June 30, 2019. Effective July 1, 2019, the Company’s contribution to the Benefit Trust changed to $4.00 per hour for each hour worked by USW represented employees. Effective August 16, 2019, until June 30, 2022, the Company obligation to finance the Profit Trust changed again and is limited to the creation of a profit-sharing pool consisting of 3% of the quarterly profits from $ 0 to 50 million and 4% of the profits of the Company over % 50 million. Effective July 1, 2022, the Company’s contribution to the Beneficiary Trust changes back to a limit of $ 4.00 per hour worked by USW represented employees.

b.	Defined Contribution Plans

Plan for employees- Republic participates in the Steelworkers Pension Trust (SPT), a defined benefit multi-employer pension plan. The Company obligations to the plan are based upon fixed contribution requirements. Republic contributes a fixed amount of USD$1.68 per hour for each covered employee’s contributory hours, as defined under the plan.

Participation in a multi-employer pension plan agreed under terms of a collective bargaining agreement differs from a traditional qualified single employer defined benefit pension plan. The SPT shares risks associated with the plan in the following respects:

I.	Contributions to the SPT by Republic may be used to provide benefits to employees of other participating employers;

II.	If a participating employer stops contributing to the SPT, the unfunded obligations of the plan may be borne by the remaining participating employers; and

III.	If Republic chooses to stop participating in the SPT, Republic may be obliged to pay an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

c.	VEBA Benefit Trust

The Company is required to make quarterly contributions to the defined contribution plan for post-retirement health benefits VEBA as determined by the terms of the USW collective bargaining agreement. The Benefit Trust is a health and welfare plan for USW retiree benefits, and is not a “qualified” plan under the regulations of the Employee Retirement Income Security Act of 1974. For the years ended December 31, 2022, 2021 and 2020, the Company recorded expenses of USD $ 0.3, USD $ 0.5 million and USD $ 0 million, respectively, related to this benefits plan.

For the years ended December 31, 2022, 2021 and 2020, Republic recorded combined expenses of USD$ 1.9 million, USD$ 3.5 and USD$ 3.1 million, respectively, related to the funding obligations of the retirement healthcare and pension benefits.

d.	401(k) Plans

The Company has a 401(k) defined contribution retirement plan that covers almost all the salaried and nonunion hourly employees. This plan is designed to provide retirement benefits through Company contributions and voluntary deferrals of employees’ compensation. The Company funds contributions to this plan each pay period, based on the participant’s age and years of service as of January first of each year. The amount of the Company contribution is equal to the monthly base salary multiplied by the appropriate percentage based on age and years of service. The contribution becomes 100% vested upon completion of three years of vesting service. In addition, employees are permitted to make contributions to this 401(k)-retirement plan through payroll deferrals. In this case, the Company provides a 25.0% matching contribution for the first 5.0% of payroll that an employee elects to contribute. Employees are 100% vested in both their and Republic matching 401(k) contributions. For the years ended December 31, 2022, 2021 and 2020 the Company recorded expense of USD$ 1.1 million, USD$ 1.0 million and USD$ 1.1 million, respectively, related to this defined contribution retirement plan.

Employees who are covered by the USW labor agreement are eligible to participate in the 401(k) defined contribution retirement plan through voluntary deferrals of employees’ compensation. There are no Company contributions or employer matching contributions relating to these employees.

e.	Profit Sharing and Incentive Compensation Plans

The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement (“EBT”): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter. For the years ended December 2021 and 2020, the company does not make outlays, because the current year thresholds had not been achieved, USD $ 0.3 million and USD $ 0.5 million of expense was recorded for the years ended December 31, 2022 and 2021.

Republic has a profit-sharing plan for all salaried employees and nonunion workers. The profit-sharing plan was based on achieving certain profitability, inventory and shipments targets. In the year ended December 31, 2022, 2021 and 2020 the Company paid USD 0.0 million, USD $ 0.5 and USD $0.0 million respectively, under this plan.